DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares			12 Months Ended
	Jun. 27, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000		1,000,000,000	1,000,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:SharesIssuedAndOutstandingPercentage-0]	96.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues			17,291,667	1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	485,781,168	485,781,168		485,781,168
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions		94,312,250
[custom:SharesIssuedAndOutstandingPercentage-0]		100.00%
Stock Issued During Period, Shares, New Issues		9,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Shares, Issued		0.09543
Preferred Stock, Convertible, Terms		Each share of Series A Preferred Stock shall automatically convert into 53.975685 shares (an aggregate of approximately 485,781,300) of the Company’s Common Stock (the “Company Common Stock”) upon filing of an amendment to its Certificate of Incorporation increasing the number of the Company’s authorized common stock so that there are a sufficient number of shares of Company Common Stock authorized but unissued to permit a full conversion of all the Series A Preferred Stock
Stock Issued During Period, Shares, Conversion of Convertible Securities		9,000,000
Bitech Mining Corporation [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001
[custom:SharesIssuedAndOutstandingPercentage-0]		100.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities		94,312,250
Bitech Mining Corporation [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions		94,312,250
Common Stock, Par or Stated Value Per Share		$ 0.001
[custom:SharesIssuedAndOutstandingPercentage-0]		100.00%